Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The Company is subject to United States federal and state income taxes at an approximate rate of 34%. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	2013 $	2012 $

Income tax recovery at statutory rate	48,399	21,217

Valuation allowance change	(48,399)	(21,217)

Provision for income taxes	–	–

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities at March 31, 2013 and 2012, are as follows:

	2013 $	2012 $

Net operating losses carried forward	133,483	85,085

Valuation allowance	(133,483)	(85,085)

Net deferred income tax asset	–	–